Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO to Brown ($)	CAP to PEO to Brown (b)($)	Summary Compensation Table Total for PEO to Melone ($)	CAP to PEO to Melone (b)($)	Summary Compensation Table Total for PEO to Moskowitz ($)	CAP to PEO to Moskowitz (b)($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs (b)($)	Value of Initial Fixed $100 Investment Based On (c):		Net Income (in millions) ($)	AFFO Per Share (e)($)
									TSR ($)	Peer Group TSR (d)($)
2024	530,524	(4,626,095)	5,661,834	5,285,414	16,441,775	14,593,917	6,018,026	3,892,408	78.94	117.56	(3,903)	6.98
2023	14,676,171	6,046,842	N/A	N/A	N/A	N/A	4,953,286	1,950,170	94.54	112.04	1,502	7.55
2022	12,450,777	(23,064,859)	N/A	N/A	N/A	N/A	4,159,022	(3,640,624)	105.39	100.62	1,675	7.38
2021	14,553,510	40,841,701	N/A	N/A	N/A	N/A	4,453,786	11,341,359	156.16	134.06	1,096	6.95
2020	17,999,135	30,135,430	N/A	N/A	N/A	N/A	5,521,035	9,232,300	115.61	94.88	1,056	6.78

Company Selected Measure Name	AFFO per share"
Named Executive Officers, Footnote	The PEO for 2023, 2022, 2021 and 2020 was Jay A. Brown and the PEOs for 2024 were Jay A. Brown, Anthony J. Melone and Steven J. Moskowitz. The non-PEO NEOs for the applicable years were as follows:
•    2024: Daniel K. Schlanger, Christopher D. Levendos, Edward B. Adams, Jr., Edmond Chan and Michael J. Kavanagh.
•    2023: Daniel K. Schlanger, Christopher D. Levendos, Michael J. Kavanagh, Edward B. Adams, Jr. and Catherine Piche.
•    2022: Daniel K. Schlanger, Michael J. Kavanagh, Christopher D. Levendos and Catherine Piche.
•    2021: Daniel K. Schlanger, Michael J. Kavanagh, Kenneth J. Simon, Christopher D. Levendos and Robert C. Ackerman.
•    2020: Daniel K. Schlanger, Robert C. Ackerman, Kenneth J. Simon, Christopher D. Levendos and James D. Young.

Peer Group Issuers, Footnote	The peer group used for purposes of this disclosure in each covered year is the FTSE NAREIT All Equity REITs Index.
PEO Total Compensation Amount		$ 14,676,171	$ 12,450,777	$ 14,553,510	$ 17,999,135
PEO Actually Paid Compensation Amount		6,046,843	(23,064,859)	40,841,701	30,135,430
Adjustment To PEO Compensation, Footnote	See CAP Reconciliation Tables below for information on adjustments made to the applicable total compensation disclosed in the Summary Compensation Table.
CAP Reconciliation Tables
The amounts deducted and added in calculating the CAP for the PEO or PEOs, as applicable, for 2020 through 2024 are as follows:

	2024			2023	2022	2021	2020
	Brown	Melone	Moskowitz	Brown	Brown	Brown	Brown
Summary Compensation Table Total	530,524	5,661,834	16,441,775	14,676,171	12,450,777	14,553,510	17,999,135
Adjustments
Deduct: Reported value of equity awards(a)	—	(4,329,906)	(14,566,409)	(12,020,551)	(8,739,976)	(10,504,164)	(14,397,619)
Add: Year end fair value of outstanding equity awards granted in covered year	—	—	11,968,032	8,126,778	5,571,608	15,297,424	13,244,222
Add: Change in fair value of outstanding equity awards granted in prior years and unvested at year end	(5,012,606)	—	—	(5,212,168)	(26,050,018)	18,685,093	8,625,669
Add: Fair value at vesting date of equity awards granted and vested in covered year	—	3,892,345	—	—	—	—	—
Add: Change in vesting date fair value of equity awards granted in prior years that vested in covered year	(185,304)	—	—	191,010	(5,966,179)	759,162	3,339,666

	2024			2023	2022	2021	2020
	Brown	Melone	Moskowitz	Brown	Brown	Brown	Brown
Subtract: Fair value at end of prior year of equity awards that failed to meet vesting conditions in covered year	—	—	—	—	—	—	(272,230)
Add: Value of dividends paid during the covered year on outstanding and unvested equity awards not otherwise reflected(b)	41,291	61,141	750,519	285,603	(331,071)	2,050,676	1,596,587
Total Adjustments	(5,156,619)	(376,420)	(1,847,858)	(8,629,328)	(35,515,636)	26,288,191	12,136,295
Compensation Actually Paid	(4,626,095)	5,285,414	14,593,917	6,046,843	(23,064,859)	40,841,701	30,135,430

(a)Represents the grant date fair value of equity awards reflected in the "Stock Awards" columns in the Summary Compensation Table for the covered year.
	(b)Represents dividend equivalents accrued during the applicable year, as adjusted for the number of RSUs projected to be earned as of the end of each such year. The Company does not pay dividend equivalents prior to the vesting of RSUs and payment of such amounts are in all cases contingent on the vesting of the underlying RSUs.
Non-PEO NEO Average Total Compensation Amount	$ 6,018,026	4,953,286	4,159,022	4,453,786	5,521,035
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,892,408	1,950,170	(3,640,624)	11,341,359	9,232,300
Adjustment to Non-PEO NEO Compensation Footnote	See CAP Reconciliation Tables below for information on adjustments made to the applicable total compensation disclosed in the Summary Compensation Table.
The amounts deducted and added in calculating the average CAP for all other NEOs as a group for 2020 through 2024 are as follows:

	2024	2023	2022	2021	2020
Summary Compensation Table Total	6,018,026	4,953,286	4,159,022	4,453,786	5,521,035
Adjustments
Deduct: Reported value of equity awards(a)	(4,762,218)	(4,008,976)	(2,716,863)	(2,919,983)	(4,110,967)
Add: Year end fair value of outstanding equity awards granted in covered year	3,124,046	2,162,156	1,731,958	4,252,427	3,784,062
Add: Change in fair value of outstanding equity awards granted in prior years and unvested at year end	(1,176,483)	(1,038,953)	(5,537,606)	4,791,205	2,714,164
Add: Fair value at vesting date of equity awards granted and vested in covered year	488,222	—	—	—	—
Add: Change in vesting date fair value of equity awards granted in prior years that vested in covered year	(41,733)	15,856	(1,249,038)	227,065	906,334
Subtract: Fair value at end of prior year of equity awards that failed to meet vesting conditions in covered year	—	(218,074)	—	—	(71,609)
Add: Value of dividends paid during the covered year on outstanding and unvested equity awards not otherwise reflected(b)	242,548	84,875	(28,098)	536,859	489,280
Total Adjustments	(2,125,618)	(3,003,116)	(7,799,647)	6,887,573	3,711,264
Compensation Actually Paid	3,892,408	1,950,170	(3,640,624)	11,341,359	9,232,300

(a)Represents the grant date fair value of equity awards reflected in the "Stock Awards" columns in the Summary Compensation Table for the covered year.
	(b)Represents dividend equivalents accrued during the applicable year, as adjusted for the number of RSUs projected to be earned as of the end of each such year. The Company does not pay dividend equivalents prior to the vesting of RSUs, and payment of such amounts are in all cases contingent on the vesting of the underlying RSUs.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company TSR. As discussed in "IV. Executive Compensation—Compensation Discussion and Analysis," the LTI component of compensation represents the largest portion of the total compensation program for our executives. The majority of LTIs for 2020 through 2023 are comprised of Performance RSUs that are tied to the Company's TSR (either absolute or relative to a comparator group) and a meaningful portion of the LTIs for 2024 are tied to the Company's TSR (relative to a comparator group). The graph below shows the general alignment (1) between Mr. Brown's CAP and the average CAP for the Company's other NEOs as a group for 2020 through 2023 and (2) between the aggregate CAP of Messrs. Brown, Melone and Moskowitz and the average CAP for the Company's other NEOs for 2024 as a group as compared to the returns experienced by our stockholders over the period presented.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income. As shown in the graph below, there is no observed correlation between the fluctuations in the Company's net income and the executives' CAP over the period presented. This is due in large part to the fact that the Company does not use net income as a performance metric for any component of the executives' compensation.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. AFFO per Share. As discussed in "IV. Executive Compensation—Compensation Discussion and Analysis," AFFO per share is one of two financial performance metrics the Company uses to determine annual incentives. However, as a result of the Company's relative emphasis on LTIs as compared to STIs, the impact of AFFO per share improvement on executive compensation can be diminished or completely outweighed in some years. As shown below, despite AFFO per share increases in each of 2023, 2022 and 2021, significant decreases in the value of outstanding RSUs in 2023 and 2022 caused CAP to be significantly lower than the 2022 and 2021 CAP. As shown below for 2024, although AFFO per share decreased for 2024, the off-cycle RSU grants awarded to certain of the Company's PEOs and its non-PEO NEOs discussed above contributed to CAP for 2024 being higher than CAP for 2023.

Total Shareholder Return Vs Peer Group
Company TSR vs. Peer Group TSR. As shown in the following graph, the Company's cumulative TSR over the period presented underperformed the FTSE NAREIT All Equity REIT Index cumulative TSR. The Company selected this index as its peer group for purposes of the Pay Versus Performance Table, in accordance with the provisions of Item 402(v) of Regulation S-K. The Company does not use the FTSE NAREIT All Equity REIT Index to gauge executive compensation elements or determine the satisfaction of vesting conditions for performance-based awards. For a discussion of the peer groups used by the Company for executive compensation purposes, see "IV. Executive Compensation—Compensation Discussion and Analysis."

Tabular List, Table	Adjusted EBITDA •AFFO per share •Average ROIC •Relative TSR
Total Shareholder Return Amount	$ 78.94	94.54	105.39	156.16	115.61
Peer Group Total Shareholder Return Amount	$ 117.56	112.04	100.62	134.06	94.88
Net Income (Loss)		$ 1,502,000,000	$ 1,675,000,000	$ 1,096,000,000	$ 1,056,000,000
Company Selected Measure Amount | $ / shares	6.98	7.55	7.38	6.95	6.78
Additional 402(v) Disclosure	Assumes an initial investment of $100.00 on December 31, 2019 and dividend reinvestment.
Alignment Analysis
As discussed in "IV. Executive Compensation—Compensation Discussion and Analysis," equity awards represent the largest component of our total compensation program for executives. As a result, fluctuations in our stock price can have a meaningful impact on CAP. This impact is magnified by the Company's selection of TSR (on a relative basis, and, with respect to years 2020 through 2023, also on an absolute basis) as a performance criteria for a large portion of such equity awards during the applicable periods presented. As a result, year-over-year Company stock price fluctuations can have a material impact on the projected level of vesting of our Absolute TSR Performance RSUs, in the applicable years, and Relative TSR Performance RSUs. In 2024, our stock price decreased more than the broader equity market. This generally resulted in (1) a decline in the overall value of all outstanding Time RSUs and Performance RSUs; and (2) the value of Performance RSUs held by our NEOs at the end of 2024 being significantly lower than the value of such RSUs at the beginning of 2024. Further, in 2024, the increase in PEO CAP primarily reflects special circumstances around compensating an interim CEO in the form of the Interim RSU Grant awarded to Mr. Melone and attracting a new CEO to join our Company in the form of a
New Hire RSU grant awarded to Mr. Moskowitz. Similarly, the increase in non-PEO NEO CAP for 2024 is partially explained by the Company's intent to attract and retain certain of its key management in the forms of a retention RSU grant to Mr. Schlanger and a Hew Hire RSU grant to Mr. Chan. See "IV. Executive Compensation—Compensation Discussion and Analysis—Executive Summary" for further information regarding these compensation arrangements.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationship between CAP and the financial metrics presented in the Pay Versus Performance Table and, for purposes of the narrative and graphs with respect to 2024 only, is aggregating the CAP of its three PEOs. The graphs depicted below and related text are (1) based on historical data and are not necessarily indicative of future performance and (2) not to be incorporated by reference into the Company's filings with the SEC, whether made before or after the date hereof, except to the extent that the Company specifically incorporates such disclosure by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	AFFO per share
Non-GAAP Measure Description	The Company has selected "AFFO per share" as the company-selected measure for purposes of this disclosure. We define AFFO per share as AFFO divided by diluted weighted-average common shares outstanding. We define AFFO as Funds from Operations ("FFO") before straight-lined revenues, straight-lined expenses, stock-based compensation expense, net, non-cash portion of tax provision, non-real estate related depreciation, amortization and accretion, amortization of non-cash interest expense, other (income) expense, (gains) losses on retirement of long-term obligations, net (gain) loss on interest rate swaps, (gains) losses on foreign currency swaps, impairment of available-for-sale securities, acquisition and integration costs, restructuring charges (credits), cumulative effect of a change in accounting principle and adjustments for noncontrolling interests, less sustaining capital expenditures. We define FFO as net income (loss) plus real estate related depreciation, amortization and accretion, asset write-down charges, goodwill impairment charges, and net (income) loss from discontinued operations, less noncontrolling interest and cash paid for preferred stock dividends (in periods where applicable), and is a measure of funds from operations attributable to the Company's common stockholders.
Measure:: 3
Pay vs Performance Disclosure
Name	Average ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Jay A Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 530,524	$ 14,676,171	$ 12,450,777	$ 14,553,510	$ 17,999,135
PEO Actually Paid Compensation Amount	$ (4,626,095)	$ 6,046,842	$ (23,064,859)	$ 40,841,701	$ 30,135,430
PEO Name	Jay A. Brown	Jay A. Brown	Jay A. Brown	Jay A. Brown	Jay A. Brown
Anthony J Melone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,661,834
PEO Actually Paid Compensation Amount	$ 5,285,414
PEO Name	Anthony J. Melone
Steven J Moskowitz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,441,775
PEO Actually Paid Compensation Amount	$ 14,593,917
PEO Name	Steven J. Moskowitz
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (8,629,328)	$ (35,515,636)	$ 26,288,191	$ 12,136,295
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,126,778	5,571,608	15,297,424	13,244,222
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,212,168)	(26,050,018)	18,685,093	8,625,669
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		191,010	(5,966,179)	759,162	3,339,666
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(272,230)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		285,603	(331,071)	2,050,676	1,596,587
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,020,551)	(8,739,976)	(10,504,164)	(14,397,619)
PEO | Jay A Brown [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,156,619)
PEO | Jay A Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jay A Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,012,606)
PEO | Jay A Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jay A Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,304)
PEO | Jay A Brown [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jay A Brown [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,291
PEO | Jay A Brown [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Anthony J Melone [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(376,420)
PEO | Anthony J Melone [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Anthony J Melone [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Anthony J Melone [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,892,345
PEO | Anthony J Melone [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Anthony J Melone [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Anthony J Melone [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,141
PEO | Anthony J Melone [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,329,906)
PEO | Steven J Moskowitz [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,847,858)
PEO | Steven J Moskowitz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,968,032
PEO | Steven J Moskowitz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven J Moskowitz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven J Moskowitz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven J Moskowitz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven J Moskowitz [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	750,519
PEO | Steven J Moskowitz [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,566,409)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,125,618)	(3,003,116)	(7,799,647)	6,887,573	3,711,264
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,124,046	2,162,156	1,731,958	4,252,427	3,784,062
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,176,483)	(1,038,953)	(5,537,606)	4,791,205	2,714,164
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	488,222	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,733)	15,856	(1,249,038)	227,065	906,334
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(218,074)	0	0	(71,609)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,548	84,875	(28,098)	536,859	489,280
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,762,218)	$ (4,008,976)	$ (2,716,863)	$ (2,919,983)	$ (4,110,967)